UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 11, 2010
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	$289,812 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$5,756.42
213,755
Sole
None
213,755
AMERICAN CAMPUS CMNTYS COM
024835100
$4,393.10
144,320
Sole
None
144,320
AMERICAN EXPRESS CO COM
025816109
$5,714.95
135,973
Sole
None
135,973
ART TECHNOLOGY GROUP COM
04289l107
$3,836.05
933,345
Sole
None
933,345
BAKBONE SOFTWARE INC COM
057101107
$15.23
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$877.56
20,600
Sole
None
20,600
BANK OF AMERICA CORP COM
060505104
$174.09
13,287
Sole
None
13,287
BIG LOTS INC COM
089302103
$4,296.47
129,217
Sole
None
129,217
BIOELECTRONICS CORP COM
09062H108
$0.78
60,000
Sole
None
60,000
BP PLC SPONSORED ADR
055622104
$392.84
9,542
Sole
None
9,542
BRISTOL-MYERS SQUIBB CO COM
110122108
$353.13
13,026
Sole
None
13,026
CATERPILLAR INC DEL COM
149123101
$287.18
3,650
Sole
None
3,650
CEL-SCI CORP COM NEW
150837409
$6.44
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$2,295.82
28,326
Sole
None
28,326
CISCO SYS INC COM
17275R102
$3,980.28
181,748
Sole
None
181,748
COMCAST CORP COM CL A
20030N101
$6,087.83
336,716
Sole
None
336,716
DATATRAK INTL INC COM
238134100
$8.50
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$3,220.85
148,085
Sole
None
148,085
E MED FUTURE INC COM
26875d108
$1.06
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$5,275.12
56,740
Sole
None
56,740
ESTEE LAUDER COS INC COM
518439104
$7,305.91
115,545
Sole
None
115,545
EXXON CORP COM
30231G102
$737.24
11,931
Sole
None
11,931
FEC RESOURCES INC COM
30246x108
$0.02
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$356.85
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,876.50
102,429
Sole
None
102,429
FOREST CITY ENTERPRISES INC COM CL A
345550107
$5,662.20
441,325
Sole
None
441,325
FRANKLIN RES INC COM
354613101
$5,458.21
51,059
Sole
None
51,059
GATX CORP COM
361448103
$4,586.67
156,435
Sole
None
156,435
GENCORP INC COM
368682100
$4,619.94
939,012
Sole
None
939,012
GENERAL ELEC CO COM
369604103
$4,234.49
260,584
Sole
None
260,584
GRAND CANYON ED INC COM
38526M106
$5,582.48
254,559
Sole
None
254,559
HEWLETT PACKARD CO COM
428236103
$5,027.53
119,504
Sole
None
119,504
INTEL CORP COM
458140100
$5,221.17
271,936
Sole
None
271,936
INTERNATIONAL BUS MACH COM
459200101
$385.79
2,876
Sole
None
2,876
J P MORGAN CHASE & CO COM
46625H100
$1,507.33
39,604
Sole
None
39,604
JO-ANN STORES INC COM
47758P307
$7,489.84
168,122
Sole
None
168,122
JOHNSON & JOHNSON COM
478160104
$4,270.92
68,930
Sole
None
68,930
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$5,311.82
124,137
Sole
None
124,137
KENNAMETAL INC COM
489170100
$4,499.08
145,460
Sole
None
145,460
KIMBERLY CLARK CORP COM
494368103
$231.32
3,556
Sole
None
3,556
LAZARD FDS INC EMERG MKT RETL
52106n764
$4,469.58
210,234
Sole
None
210,234
LIQUIDITY SERVICES INC COM
53635B107
$6,476.83
404,549
Sole
None
404,549
LKQ CORP COM
501889208
$3,781.44
181,800
Sole
None
181,800
LOEWS CORP COM
540424108
$2,472.29
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$8,624.69
81,388
Sole
None
81,388
LULULEMON ATHLETICA IN COM
550021109
$6,272.29
140,257
Sole
None
140,257
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$252.11
4,900
Sole
None
4,900
MERCK & CO INC NEW COM
58933Y105
$5,059.64
137,453
Sole
None
137,453
MICROSOFT CORP COM
594918104
$2,436.21
99,478
Sole
None
99,478
MOTOROLA
620076109
$1,533.87
179,821
Sole
None
179,821
NATIONAL SEMICONDUCTOR COM
637640103
$2,815.40
220,470
Sole
None
220,470
NEWFIELD EXPL CO COM
651290108
$7,400.00
128,830
Sole
None
128,830
NORDSON CORP COM
655663102
$8,708.54
118,178
Sole
None
118,178
NORDSTROM INC COM
655664100
$4,631.59
124,505
Sole
None
124,505
NORTHROP GRUMMAN CORP COM
666807102
$4,348.26
71,718
Sole
None
71,718
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$5,063.33
704,218
Sole
None
704,218
ORACLE CORP COM
68389X105
$7,064.58
263,113
Sole
None
263,113
PETSMART INC COM
716768106
$5,043.57
144,102
Sole
None
144,102
PFIZER INC COM
717081103
$310.11
18,061
Sole
None
18,061
PHILIP MORRIS INTL INC COM
718172109
$409.00
7,301
Sole
None
7,301
PROCTER & GAMBLE CO COM
742718109
$368.83
6,150
Sole
None
6,150
PROGRESSIVE CORP OHIO COM
743315103
$2,502.31
119,900
Sole
None
119,900
PULTE GROUP INC COM
745867101
$2,941.54
335,792
Sole
None
335,792
SCHLUMBERGER LTD COM
806857108
$7,640.38
124,012
Sole
None
124,012
SCHWAB CHARLES CORP NEW COM
808513105
$4,035.98
290,358
Sole
None
290,358
SIMON PPTY GROUP NEW COM
828806109
$6,587.32
71,030
Sole
None
71,030
SKYWORKS SOLUTIONS INC COM
83088m102
$5,053.71
244,495
Sole
None
244,495
STARBUCKS CORP COM
855244109
$915.20
35,820
Sole
None
35,820
TENET HEALTHCARE CORP COM
88033G100
$5,207.27
1,103,235
Sole
None
1,103,235
TERADYNE INC COM
880770102
$6,309.47
566,380
Sole
None
566,380
TETRA TECH INC NEW COM
88162G103
$6,511.14
310,498
Sole
None
310,498
TIME WARNER INC COM
887317303
$3,353.42
109,410
Sole
None
109,410
TRANSOCEAN INC COM
H8817H100
$3,756.40
58,429
Sole
None
58,429
TRAVELERS COMPANIES COM
89417e109
$4,628.67
88,842
Sole
None
88,842
VANGUARD/WINDSOR FD ADMIRAL
SHARES
922018403
$202.80
4,980
Sole
None
4,980
WALT DISNEY CO COM
254687106
$5,210.59
157,420
Sole
None
157,420
WELLS FARGO & CO NEW COM
949746101
$3,732.92
148,633
Sole
None
148,633
WEYERHAEUSER CO COM
962166104
$5,120.49
324,904
Sole
None
324,904
WYNDHAM WORLDWIDE CORP COM
98310W108
$7,220.87
262,864
Sole
None
262,864